                          PAINEWEBBER HIGH INCOME FUND
                               51 West 52nd Street
                             New York, NY 10019-6114

                                                                October 18, 2001

Dear Shareholders,

     The  purpose  of  this  letter  is to  follow-up  on  the  Prospectus/Proxy
Statement that you recently received,  describing the proposed reorganization of the PaineWebber  High Income Fund into the High Yield Fund of The Brinson Funds.
The  table  on  page  21 of the  Prospectus/Proxy  Statement,  entitled  "Shares
Outstanding," should be deleted, and replaced with the following:

PaineWebber Fund......................   37,743,437.856
PaineWebber Fund Class A Shares.......   24,182,955.151
PaineWebber Fund Class B Shares.......    6,734,919.546
PaineWebber Fund Class C Shares.......    6,727,304.622
PaineWebber Fund Class Y Shares.......       98,258.537

     The table on page 22 of the Prospectus/Proxy  Statement,  under the heading
"Principal  Holders  of  Shares,"  should  be  deleted,  and  replaced  with the following:

                                                        Percentage
                                                            of       Percentage
   Class     Name and Address of Account  Share Amount    Class        of Fund
   -----     ---------------------------  ------------    -------     ---------

Class Y      UBS PaineWebber Inc. FBO
             PaineWebber Cust
             Gertrude A. Tormey
             c/o Brinson Advisors, Inc.
             51 West 52nd Street
             New York, NY  10019-6114..     40,748.067     41.47%       0.11%

Class Y      UBS PaineWebber Inc. FBO
             PaineWebber Cust
             Jerry M. Zeigler
             c/o Brinson Advisors, Inc.
             51 West 52nd Street
             New York, NY  10019-6114..     10,225.864     10.40%        N/A

Class Y      UBS PaineWebber Inc. FBO
             The Sue H. Schumann Trust
             Sue H. Schumann and Louis
             A. Schumann, Jr., Trustees
             c/o Brinson Advisors, Inc.
             51 West 52nd Street
             New York, NY  10019-6114..      6,100.981      6.20%        N/A

     If you have not already done so,  please take the time to review the entire
Prospectus/Proxy  Statement and vote NOW!  Whether or not you plan to attend the shareholder  meeting on  November 8, 2001,  please vote your shares by mail,  by telephone or via the Internet. If you determine at a later date that you wish to attend the meeting in person, you may revoke your proxy and vote in person.

     Thank you for your prompt attention and participation.

                                                      Very truly yours,

                                                      /s/ Paul H. Schubert
                                                      Paul H. Schubert
                                                      Treasurer